Funds from proposed share subscription (Tables)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of funds from proposed share subscription
	2025	2024
Proceeds from proposed share subscription	-	7,729,503
	-	7,729,503

Proceeds from proposed share subscription	7,729,503	-
	7,729,503	-